CONTINGENT RISKS AND COMMITMENTS (Details) - PEN (S/) S/ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	S/ 22,139,321	S/ 20,051,615
Responsibilities under credit line agreements	[2]	85,269,774	87,091,701
Total		107,409,095	107,143,316
Guarantees and Standby Letters [Member]
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	19,557,938	17,737,645
Import and Export Letters of Credit [Member]
Contingent Credits - Indirect Loans [Abstract]
Indirect loans	[1]	S/ 2,581,383	S/ 2,313,970

[1]	In the normal course of their business, the Group’s banking Subsidiaries are party to transactions with off-balance sheet risk. These transactions expose them to credit risk in addition to the amounts recognized in the consolidated statement of financial position.
[2]	Lines of credit include consumer loans and other consumer loan facilities (credit card receivables) granted to customers and are cancelable upon related notice to the customer.